Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	12,947,249	540,159
Vanguard Growth and Income Fund Investor Shares	7,377,957	364,766
Vanguard Windsor Fund Investor Shares	12,994,180	274,437
Vanguard Windsor II Fund Investor Shares	7,551,626	274,124
Vanguard Explorer Fund Investor Shares	1,770,300	183,970
Vanguard Capital Value Fund	6,889,868	91,360
Vanguard Mid-Cap Growth Fund	3,126,143	90,283
Total Investment Companies (Cost $1,243,685)		1,819,099
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.386% (Cost $4)	43	4
Total Investments (100.0%) (Cost $1,243,689)		1,819,103
Other Assets and Liabilities-Net (0.0%)		482
Net Assets (100%)		1,819,585

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern Time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At July 31, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

Diversified Equity Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds	Realized
	Oct. 31, 2018		from	Net	Change in		Capital Gain	July 31,
	Market	Purchases	Securities	Gain	Unrealized		Distributions	2019 Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	—	NA2	NA2	—	—	1	—	4

Vanguard Capital
Value Fund	85,721	4,108	3,154	(159)	4,844	2,000	—	91,360
Vanguard
Explorer Fund	169,410	19,417	10,301	(760)	6,204	475	14,750	183,970
Vanguard Growth and
Income Fund	341,967	26,969	14,705	(436)	10,971	5,487	17,896	364,766
Vanguard Mid-Cap
Growth Fund	84,689	11,166	9,713	(1,080)	5,221	300	9,554	90,283
Vanguard Morgan
Growth Fund[3]	256,583	52,580	(16,020)	(1,284)	(103,491)	1,850	46,694	—
Vanguard U.S.
Growth Fund[3]	258,175	24,275	40,379	(3,548)	301,636	842	19,733	540,159
Vanguard
Windsor Fund	256,091	33,308	8,180	(161)	(6,621)	5,108	22,316	274,437
Vanguard
Windsor II Fund	256,309	29,241	7,006	(44)	(4,376)	5,998	18,586	274,124
Total	1,708,945	201,064	77,418	(7,472)	214,388	22,061	149,529	1,819,103

1 Does not include adjustments related to return of capital.
2 Not applicable—purchases and sales are for temporary cash investment purposes.
3 In April 2019, the Vanguard Morgan Growth Fund reorganized with and into Vanguard U.S. Growth Fund through a tax-
free reorganization. As a result of the merger, the fund received shares of Vanguard U.S. Growth Fund valued at
$267,850,000, which consisted of cost of $188,367,000, and unrealized appreciation of $79,483,000.